GOODWILL (Narrative) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 USD ($)
Goodwill	$ 646		$ 690	$ 746
Goodwill impairment loss	$ 0		139	$ 0
Quality Detection Dogs Sweden Ab [Member]
Ownership percentage					51.00%	51.00%
Goodwill					€ 122	$ 146
Goodwill impairment loss		€ 122	$ 139